Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Aggregate future minimum lease payments to be received	$ 13,222	$ 12,709
Unguaranteed residual values accruing to the lessor's benefit	1,877	1,731
Unearned income	(1,272)	(1,205)
Initial direct costs	257	274
Total net investment in sales-type and direct financing leases	$ 14,084	$ 13,509